Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segments
Schedule of Group's key financial metrics by segment

As of December 31, 2022	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	200,038,287	19,467,647	—	219,505,934	—	219,505,934
Inter‑segment revenues	478,965	5,090,392	—	5,569,357	(5,569,357)	—
Total revenues	200,517,252	24,558,039	—	225,075,292	(5,569,357)	219,505,934
Gross profit	21,429,587	3,482,988	—	24,912,576	—	24,912,576
Depreciation and amortization	4,587,716	2,165,638	137,437	6,890,792	—	6,890,792
Operating income (loss)	2,605,405	(777,920)	(9,458,305)	(7,630,820)	421,473	(7,209,346)
Net income (loss)	(1,471,321)	(1,083,004)	(8,753,564)	(11,307,889)	421,473	(10,886,417)
Segment assets	102,492,745	14,904,495	140,918,282	258,315,522	(120,930,789)	137,384,732
Capital expenditure	5,138,434	435,246	533,636	6,107,317	—	6,107,316
Segment liabilities	97,962,938	14,566,183	20,478,267	133,007,387	(50,779,744)	82,227,644

As of December 31, 2021	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	154,707,881	26,094,615	—	180,802,496	—	180,802,496
Inter‑segment revenues	—	3,916,681	—	3,916,681	(3,916,681)	—
Total revenues	154,707,881	30,011,296	—	184,719,177	(3,916,681)	180,802,496
Gross profit	13,929,329	6,553,639	—	20,482,968	9,694	20,492,662
Depreciation and amortization	3,520,497	2,566,467	14,434	6,101,398	—	6,101,398
Operating income (loss) Restated*	(4,002,918)	1,544,509	(7,816,673)	(10,275,082)	107	(10,274,975)
Net income (loss) Restated*	(5,738,536)	708,757	(7,238,240)	(12,268,019)	—	(12,268,019)
Segment assets	111,894,550	19,010,661	139,775,147	270,680,358	(109,013,959)	161,666,399
Capital expenditure	10,092,483	257,376	448,593	10,798,452	—	10,798,452
Segment liabilities restated*	112,520,914	17,538,117	10,581,571	140,640,602	(43,727,602)	96,913,000

As of December 31, 2020	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	127,119,437	25,470,878	—	152,590,315	—	152,590,315
Inter‑segment revenues	—	3,360,282	—	3,360,282	(3,360,282)	—
Total revenues	127,119,437	28,831,160	—	155,950,597	(3,360,282)	152,590,315
Gross profit	18,403,550	4,933,008	(110)	23,336,447	22,563	23,359,010
Depreciation and amortization	2,523,655	4,519,935	—	7,043,590	—	7,043,590
Operating income (loss)	6,625,022	479,397	(8,583,093)	(1,478,674)	(37,768)	(1,516,442)
Net income (loss)	3,507,343	15,956	(8,437,198)	(4,913,900)	—	(4,913,900)
Segment assets	71,399,665	20,306,646	139,994,976	231,701,287	(81,849,151)	149,852,136
Capital expenditure	3,272,517	561,870	—	3,834,387	—	3,834,387
Segment liabilities	65,431,059	19,515,491	3,563,157	88,509,707	(16,562,795)	71,946,912

* Certain amounts for 2021 have been restated; see Note 2.4

Schedule of group's geographical distribution of revenues, property and equipment and intangible assets

	2022	2021	2020
Revenue by Region	in EUR	in EUR	in EUR
Asia	63,292,142	86,477,347	82,734,687
thereof China	43,824,496	60,506,284	57,263,809
thereof Japan	19,467,647	25,971,063	25,470,878
Europe (Germany)	108,436,042	66,187,447	62,157,908
North America (United States)	47,777,750	28,137,702	7,697,720
Total revenues	219,505,934	180,802,496	152,590,315

Property and Equipment/	12/31/2022	12/31/2021
Intangible Assets by Region	in EUR	in EUR
Asia	10,385,963	11,910,958
thereof China	5,888,822	5,419,236
thereof Japan	4,376,990	6,491,722
thereof Taiwan	–	–
thereof Philippines	120,151	–
Europe (Germany)	15,544,363	13,776,742
North America (United States)	78,698	12,416
Total	26,009,024	25,700,116